Annual Total Returns- Vanguard Total World Stock Index Fund (ETF) [BarChart] - ETF - Vanguard Total World Stock Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.71%)	17.33%	22.98%	3.97%	(1.88%)	8.77%	24.19%	(9.67%)	26.80%	16.74%